UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2014 (Unaudited)

DWS LifeCompass 2040 Fund

	Shares	Value ($)
Equity - Equity Funds 85.3%
DWS Capital Growth Fund "Institutional" (a)	9,743	741,157
DWS Core Equity Fund "Institutional" (a)	295,812	7,075,822
DWS EAFE Equity Index Fund "Institutional" (a)	145,960	2,208,368
DWS Emerging Markets Equity Fund "Institutional" (a)	61,347	1,016,518
DWS Equity 500 Index Fund "Institutional" (a)	31,537	6,879,730
DWS Global Equity Fund "Institutional" (a)	90,618	753,032
DWS Global Growth Fund "Institutional" (a)	19,505	581,651
DWS Global Small Cap Fund "Institutional" (a)	35,329	1,628,333
DWS Latin America Equity Fund "S" (a)	1,764	51,172
DWS RREEF Global Infrastructure Fund "Institutional" (a)	9,668	144,350
DWS RREEF Real Estate Securities Fund "Institutional" (a)	6,357	144,553
DWS Small Cap Core Fund "S" (a)	70,151	1,867,429
DWS Small Cap Growth Fund "S" (a)	7,734	243,916
DWS Small Cap Value Fund "Institutional" (a)	3,139	87,701
DWS World Dividend Fund "Institutional" (a)	11,439	351,302

Total Equity - Equity Funds (Cost $17,340,616)		23,775,034
Equity - Exchange-Traded Funds 1.7%
db X-Trackers MSCI Europe Hedged Equity Fund (b)	10,400	289,848
SPDR Barclays Convertible Securities Fund	3,934	194,576

Total Equity - Exchange-Traded Funds (Cost $428,937)		484,424
Fixed Income - Bond Funds 10.7%
DWS Core Fixed Income Fund "Institutional" (a)	43,367	431,072
DWS Core Plus Income Fund "Institutional" (a)	6,723	74,088
DWS Enhanced Commodity Strategy Fund "Institutional"* (a)	34,860	557,413
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	27,264	295,811
DWS Enhanced Global Bond Fund "S" (a)	23,231	229,754
DWS Floating Rate Fund "Institutional" (a)	39,278	370,393
DWS Global Inflation Fund "Institutional" (a)	15,655	161,093
DWS High Income Fund "Institutional" (a)	15,883	80,527
DWS Short Duration Fund "S" (a)	37,576	345,697
DWS U.S. Bond Index Fund "Institutional" (a)	41,784	425,365

Total Fixed Income - Bond Funds (Cost $2,980,696)		2,971,213
Market Neutral Fund 1.4%
DWS Diversified Market Neutral Fund "Institutional" (a) (Cost $386,740)	44,113	384,667
Fixed Income - Money Market Fund 1.0%
Central Cash Management Fund, 0.05% (a) (c) (Cost $287,914)	287,914	287,914

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $21,424,903) †	100.1	27,903,252
Other Assets and Liabilities, Net	(0.1)	(41,324)

Net Assets	100.0	27,861,928

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $21,694,055.  At May 31, 2014, net unrealized appreciation for all securities based on tax cost was $6,209,197.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,569,205 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $360,008.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.
(c)	The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt
A summary of the Fund’s transactions with affiliated funds during the period ended May 31, 2014 is as follows:

Affiliate	Value ($) at 8/31/2013	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions	Value ($) at 5/31/2014
db X-Trackers MSCI Europe Hedged Equity Fund	—	485,445	196,989	(2,285)	—	—	289,848
db X-Trackers MSCI Japan Hedged Equity Fund	—	331,427	328,464	(2,962)	—	—	—
DWS Capital Growth Fund	1,816,886	157,709	1,416,900	441,497	45,784	—	741,157
DWS Core Equity Fund	4,270,118	3,746,019	1,510,100	(12,940)	446,463	—	7,075,822
DWS Core Fixed Income Fund	531,045	720,483	833,100	(11,502)	11,562	—	431,072
DWS Core Plus Income Fund	—	73,886	—	—	186	—	74,088
DWS Diversified Market Neutral Fund	316,201	436,752	339,800	(19,354)	31,952	—	384,667
DWS EAFE Equity Index Fund	4,265,093	486,432	3,031,800	349,272	68,082	—	2,208,368
DWS Emerging Markets Equity Fund	1,452,842	284,503	840,500	(16,444)	10,782	—	1,016,518
DWS Enhanced Commodity Strategy Fund	322,086	305,412	76,300	(14,426)	—	—	557,413
DWS Enhanced Emerging Markets Fixed Income Fund	—	461,849	172,200	(1,484)	1,249	—	295,811
DWS Enhanced Global Bond Fund	220,825	249,058	246,100	(6,325)	7,658	—	229,754
DWS Equity 500 Index Fund	7,372,518	620,804	2,298,400	369,987	99,155	—	6,879,730
DWS Floating Rate Fund	—	456,404	85,100	156	4,404	—	370,393
DWS Global Equity Fund	704,877	106,550	154,700	17,479	14,284	—	753,032
DWS Global Growth Fund	229,811	937,143	656,300	18,289	5,802	—	581,651
DWS Global Inflation Fund	314,918	85,510	246,400	(31,658)	2,210	—	161,093
DWS Small Cap Fund	—	1,912,380	250,000	(13,111)	55,575	—	1,628,333
DWS High Income Fund	326,753	52,479	306,700	15,723	5,979	—	80,527
DWS International Fund	529,652	—	583,772	146,337	—	—	—
DWS Large Cap Value Fund	1,385,513	7,490	1,484,168	319,893	7,490	—	—
DWS Latin America Equity Fund	—	146,233	77,000	(17,194)	8,334	—	51,172
DWS RREEF Global Infrastructure Fund	—	142,900	—	—	—	—	144,350
DWS RREEF Real Estate Securities Fund	—	142,900	—	—	—	—	144,553
DWS Short Duration Fund	308,692	237,384	200,400	(900)	7,084	—	345,697
DWS Small Cap Core Fund	1,901,226	477,446	752,800	132,138	28,959	—	1,867,429
DWS Small Cap Growth Fund	—	338,027	84,300	662	9,527	—	243,916
DWS Small Cap Value Fund	—	251,641	138,400	(4,735)	31,641	—	87,701
DWS Technology Fund	228,393	—	247,156	104,613	—	—	—
DWS U.S. Bond Index Fund	1,136,140	99,478	786,430	(58,137)	51,600	—	425,365
DWS World Dividend Fund	1,179,151	108,735	1,025,300	132,495	6,935	—	351,302
Central Cash Management Fund	1,727,399	17,714,375	19,153,860	—	—	—	287,914
Total	30,540,139	31,576,854	37,523,439	1,835,084	962,697	—	27,708,676

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$23,775,034	$—	$—	$23,775,034
Exchange-Traded Funds	484,424	—	—	484,424
Bond Funds	2,971,213	—	—	2,971,213
Market Neutral Fund	384,667			384,667
Money Market Fund	287,914	—	—	287,914
Total	$27,903,252	$—	$—	$27,903,252

There have been no transfers between fair value measurements levels during the period ended May 31, 2014.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2040 Fund, a series of DWS Target Date Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2014